Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash at banks	€ 6,396	€ 8,118
Money market securities	6,242	9,200
Total Cash and cash equivalents	€ 12,638	€ 17,318